Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Core Bond Fund
November 30, 2021
ZCD-NPRT1-0122
1.9881605.104
Nonconvertible Bonds - 22.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	18,000	17,399
3.8% 12/1/57	175,000	182,756
4.45% 4/1/24	3,000	3,207
5.15% 11/15/46	50,000	64,238
6.2% 3/15/40	40,000	53,552
6.3% 1/15/38	50,000	67,991
Verizon Communications, Inc.:
2.1% 3/22/28	54,000	53,859
2.55% 3/21/31	50,000	50,536
3% 3/22/27	13,000	13,727
4.862% 8/21/46	57,000	75,017
5.012% 4/15/49	4,000	5,437
		587,719
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	100,000	112,278
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	49,646
5.375% 5/1/47	55,000	66,005
5.75% 4/1/48	100,000	125,917
Comcast Corp. 6.45% 3/15/37	15,000	21,928
Discovery Communications LLC:
3.625% 5/15/30	30,000	32,094
4.65% 5/15/50	81,000	96,034
Fox Corp.:
3.666% 1/25/22	4,000	4,019
4.03% 1/25/24	6,000	6,350
4.709% 1/25/29	9,000	10,285
5.476% 1/25/39	9,000	11,631
Time Warner Cable LLC:
5.875% 11/15/40	100,000	126,710
7.3% 7/1/38	120,000	172,160
		722,779
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	60,000	64,506
3.875% 4/15/30	100,000	108,684
4.375% 4/15/40	13,000	14,762
4.5% 4/15/50	26,000	30,408
		218,360
TOTAL COMMUNICATION SERVICES		1,641,136
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	200,000	202,047
3.125% 5/12/23 (b)	200,000	206,256
		408,303
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	17,000	18,408
3.6% 7/1/30	20,000	22,186
		40,594
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	34,000	35,527
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	7,000	8,097
AutoZone, Inc.:
3.625% 4/15/25	12,000	12,800
4% 4/15/30	55,000	61,495
Lowe's Companies, Inc. 4.5% 4/15/30	39,000	45,257
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	13,629
		141,278
TOTAL CONSUMER DISCRETIONARY		625,702
CONSUMER STAPLES - 1.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	149,885
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	109,360
4.35% 6/1/40	35,000	41,113
4.5% 6/1/50	100,000	123,753
4.75% 4/15/58	27,000	34,245
5.45% 1/23/39	20,000	26,212
5.55% 1/23/49	204,000	281,380
5.8% 1/23/59 (Reg. S)	34,000	49,857
The Coca-Cola Co.:
3.375% 3/25/27	63,000	68,282
3.45% 3/25/30	35,000	38,977
		923,064
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.65% 4/1/25	28,000	31,550
5.95% 4/1/30	20,000	25,078
6.6% 4/1/50	30,000	47,126
		103,754
Food Products - 0.4%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	200,000	198,320
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(c)	90,000	89,020
6.5% 4/15/29 (b)	70,000	76,650
		363,990
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46	30,000	29,334
4.25% 8/9/42	27,000	27,403
4.5% 5/2/43	80,000	84,988
4.8% 2/14/29	40,000	45,288
BAT Capital Corp. 4.906% 4/2/30	100,000	112,766
Reynolds American, Inc. 7.25% 6/15/37	75,000	101,472
		401,251
TOTAL CONSUMER STAPLES		1,792,059
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	26,569
5.85% 2/1/35	25,000	31,461
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	26,153
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,377
5.8% 6/1/45	10,000	13,620
DCP Midstream Operating LP:
3.875% 3/15/23	20,000	20,350
5.85% 5/21/43 (b)(d)	105,000	100,365
Enbridge, Inc.:
4% 10/1/23	20,000	20,943
4.25% 12/1/26	25,000	27,427
Energy Transfer LP:
3.75% 5/15/30	22,000	23,160
4.2% 9/15/23	6,000	6,287
4.25% 3/15/23	7,000	7,228
4.95% 6/15/28	172,000	194,451
5% 5/15/50	49,000	56,305
5.4% 10/1/47	51,000	60,710
5.8% 6/15/38	12,000	14,563
6% 6/15/48	8,000	10,042
Exxon Mobil Corp. 3.482% 3/19/30	160,000	175,568
Hess Corp.:
4.3% 4/1/27	57,000	61,903
7.125% 3/15/33	100,000	133,653
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,241
6.55% 9/15/40	65,000	88,800
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	15,199
MPLX LP:
4.5% 7/15/23	10,000	10,457
4.8% 2/15/29	6,000	6,806
4.875% 12/1/24	14,000	15,220
5.5% 2/15/49	17,000	21,471
Occidental Petroleum Corp.:
3.2% 8/15/26	5,000	4,913
3.5% 8/15/29	104,000	101,848
4.3% 8/15/39	2,000	1,950
4.4% 8/15/49	92,000	90,390
5.55% 3/15/26	50,000	53,452
6.2% 3/15/40	10,000	11,850
6.6% 3/15/46	36,000	45,823
7.5% 5/1/31	40,000	50,417
Ovintiv, Inc.:
5.15% 11/15/41	148,000	163,326
6.625% 8/15/37	15,000	19,079
7.375% 11/1/31	28,000	35,773
8.125% 9/15/30	26,000	34,198
Petroleos Mexicanos:
5.95% 1/28/31	130,000	121,771
6.35% 2/12/48	246,000	193,172
6.49% 1/23/27	20,000	20,449
6.5% 3/13/27	20,000	20,435
6.75% 9/21/47	210,000	171,707
6.84% 1/23/30	378,000	377,433
6.95% 1/28/60	88,000	71,940
7.69% 1/23/50	15,000	13,460
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,147
3.85% 4/9/25	5,000	5,355
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	207,248
3.6% 11/1/24	10,000	10,468
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,000
Sabine Pass Liquefaction LLC 4.5% 5/15/30	68,000	76,924
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	78,503
4.3% 3/4/24	100,000	106,162
4.55% 6/24/24	70,000	75,213
5.75% 6/24/44	35,000	45,624
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	10,000	10,541
Valero Energy Corp. 2.85% 4/15/25	9,000	9,341
Western Gas Partners LP:
4.65% 7/1/26	35,000	37,363
4.75% 8/15/28	6,000	6,533
		3,493,137
FINANCIALS - 10.7%
Banks - 4.2%
Bank of America Corp.:
2.299% 7/21/32 (d)	90,000	88,318
3.5% 4/19/26	160,000	172,300
3.705% 4/24/28 (d)	29,000	31,313
3.974% 2/7/30 (d)	325,000	359,282
Barclays PLC:
2.852% 5/7/26 (d)	200,000	206,414
4.375% 1/12/26	200,000	218,738
BNP Paribas SA 2.219% 6/9/26 (b)(d)	200,000	203,043
CIT Group, Inc. 3.929% 6/19/24 (d)	10,000	10,299
Citigroup, Inc.:
3.142% 1/24/23 (d)	23,000	23,082
3.352% 4/24/25 (d)	36,000	37,692
4.3% 11/20/26	9,000	9,926
4.4% 6/10/25	81,000	87,970
4.412% 3/31/31 (d)	108,000	123,195
4.45% 9/29/27	393,000	437,053
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	221,691
JPMorgan Chase & Co.:
2.956% 5/13/31 (d)	37,000	38,216
3.797% 7/23/24 (d)	35,000	36,581
4.452% 12/5/29 (d)	300,000	340,902
4.493% 3/24/31 (d)	100,000	115,418
NatWest Group PLC:
5.125% 5/28/24	165,000	178,590
6% 12/19/23	175,000	190,826
6.1% 6/10/23	150,000	160,704
6.125% 12/15/22	80,000	84,169
NatWest Markets PLC 2.375% 5/21/23 (b)	200,000	204,444
Societe Generale 1.038% 6/18/25 (b)(d)	200,000	197,267
Wells Fargo & Co.:
2.406% 10/30/25 (d)	46,000	47,230
4.478% 4/4/31 (d)	149,000	172,180
5.013% 4/4/51 (d)	144,000	199,188
Westpac Banking Corp. 4.11% 7/24/34 (d)	27,000	29,280
		4,225,311
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,484
Ares Capital Corp.:
3.875% 1/15/26	112,000	117,895
4.2% 6/10/24	63,000	66,375
Credit Suisse Group AG:
2.193% 6/5/26 (b)(d)	250,000	252,343
3.8% 6/9/23	250,000	260,422
Deutsche Bank AG New York Branch:
4.1% 1/13/26	100,000	107,531
5% 2/14/22	48,000	48,422
5.882% 7/8/31 (d)	250,000	292,752
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)	90,000	88,307
3.2% 2/23/23	35,000	35,955
3.691% 6/5/28 (d)	170,000	183,190
3.75% 5/22/25	50,000	53,468
3.8% 3/15/30	180,000	197,340
3.814% 4/23/29 (d)	75,000	81,681
6.75% 10/1/37	113,000	159,588
Moody's Corp.:
3.25% 1/15/28	10,000	10,832
3.75% 3/24/25	52,000	55,679
4.875% 2/15/24	9,000	9,668
Morgan Stanley:
3.125% 7/27/26	271,000	287,134
3.622% 4/1/31 (d)	102,000	111,362
3.737% 4/24/24 (d)	115,000	119,318
4.431% 1/23/30 (d)	197,000	224,621
5% 11/24/25	35,000	39,128
State Street Corp. 2.825% 3/30/23 (d)	7,000	7,051
		2,833,546
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	150,000	149,729
4.45% 4/3/26	150,000	162,728
6.5% 7/15/25	150,000	171,589
Ally Financial, Inc.:
1.45% 10/2/23	21,000	21,093
3.05% 6/5/23	80,000	82,137
5.125% 9/30/24	21,000	23,009
5.75% 11/20/25	80,000	90,598
5.8% 5/1/25	49,000	55,377
8% 11/1/31	23,000	32,537
Capital One Financial Corp.:
2.6% 5/11/23	64,000	65,596
3.65% 5/11/27	116,000	125,438
3.8% 1/31/28	39,000	42,693
Discover Financial Services:
3.95% 11/6/24	80,000	85,459
4.1% 2/9/27	59,000	64,276
4.5% 1/30/26	74,000	81,176
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	208,600
5.584% 3/18/24	200,000	213,360
Synchrony Financial:
2.85% 7/25/22	11,000	11,147
3.95% 12/1/27	217,000	234,277
4.375% 3/19/24	13,000	13,783
5.15% 3/19/29	50,000	58,123
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	81,392
		2,074,117
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	85,000	90,491
4.05% 7/1/30	44,000	48,342
4.125% 5/15/29	37,000	41,188
Equitable Holdings, Inc. 3.9% 4/20/23	4,000	4,160
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	145,000	156,213
Pine Street Trust I 4.572% 2/15/29 (b)	100,000	114,071
Pine Street Trust II 5.568% 2/15/49 (b)	100,000	134,769
		589,234
Insurance - 1.0%
AIA Group Ltd. 3.375% 4/7/30 (b)	200,000	216,571
American International Group, Inc.:
2.5% 6/30/25	100,000	103,471
3.4% 6/30/30	100,000	107,898
Five Corners Funding Trust II 2.85% 5/15/30 (b)	100,000	103,566
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	20,000	22,797
Pacific LifeCorp 5.125% 1/30/43 (b)	50,000	64,445
Pricoa Global Funding I 5.375% 5/15/45 (d)	45,000	48,167
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	86,501
Unum Group:
3.875% 11/5/25	175,000	186,690
4% 6/15/29	31,000	34,326
		974,432
TOTAL FINANCIALS		10,696,640
HEALTH CARE - 0.8%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	40,139
Health Care Providers & Services - 0.6%
Centene Corp.:
2.45% 7/15/28	85,000	83,406
2.625% 8/1/31	40,000	38,700
3.375% 2/15/30	35,000	35,250
4.25% 12/15/27	35,000	36,313
4.625% 12/15/29	55,000	58,850
Cigna Corp.:
4.375% 10/15/28	133,000	150,691
4.8% 8/15/38	21,000	25,735
CVS Health Corp.:
3% 8/15/26	5,000	5,271
3.625% 4/1/27	18,000	19,460
4.78% 3/25/38	29,000	35,335
Sabra Health Care LP 3.2% 12/1/31	96,000	94,194
Toledo Hospital 5.325% 11/15/28	12,000	13,390
		596,595
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.:
5.272% 8/28/23 (d)	18,000	19,016
5.9% 8/28/28 (d)	7,000	8,007
Mylan NV 4.55% 4/15/28	20,000	22,494
Utah Acquisition Sub, Inc. 3.95% 6/15/26	20,000	21,505
Viatris, Inc.:
1.125% 6/22/22	27,000	27,040
1.65% 6/22/25	9,000	8,982
2.7% 6/22/30	44,000	43,934
3.85% 6/22/40	19,000	20,237
		171,215
TOTAL HEALTH CARE		807,949
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	40,000	42,630
The Boeing Co.:
5.04% 5/1/27	31,000	34,904
5.15% 5/1/30	31,000	35,960
5.705% 5/1/40	30,000	38,316
5.93% 5/1/60	30,000	41,467
		193,277
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,155
3.375% 7/1/25	56,000	58,702
3.875% 7/3/23	38,000	39,642
4.25% 2/1/24	29,000	30,698
		139,197
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	30,000	30,642
3.95% 7/1/24 (b)	13,000	13,625
4.25% 4/15/26 (b)	10,000	10,676
4.375% 5/1/26 (b)	10,000	10,716
		65,659
TOTAL INDUSTRIALS		398,133
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	60,000	63,640
5.85% 7/15/25	13,000	14,872
6.02% 6/15/26	25,000	29,100
6.1% 7/15/27	23,000	27,700
6.2% 7/15/30	20,000	25,424
		160,736
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	15,000	14,635
2.45% 2/15/31 (b)	151,000	145,325
2.6% 2/15/33 (b)	134,000	128,194
3.5% 2/15/41 (b)	106,000	105,726
3.75% 2/15/51 (b)	50,000	52,010
		445,890
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	58,000	57,716
2.3% 3/25/28	92,000	92,511
2.8% 4/1/27	69,000	71,489
2.875% 3/25/31	120,000	122,814
		344,530
TOTAL INFORMATION TECHNOLOGY		951,156
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	59,000	66,055
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	50,641
American Homes 4 Rent LP 2.375% 7/15/31	7,000	6,924
Boston Properties, Inc.:
3.25% 1/30/31	34,000	35,525
4.5% 12/1/28	19,000	21,611
Corporate Office Properties LP:
2.25% 3/15/26	15,000	15,179
2.75% 4/15/31	11,000	11,030
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	10,380
3.5% 8/1/26	10,000	10,737
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	4,273
3.5% 7/15/29	5,000	5,447
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	61,537
Kite Realty Group Trust 4.75% 9/15/30	3,000	3,324
Lexington Corporate Properties Trust 2.7% 9/15/30	7,000	7,042
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	51,000	49,620
3.375% 2/1/31	32,000	32,223
3.625% 10/1/29	154,000	161,112
4.375% 8/1/23	34,000	35,615
4.5% 1/15/25	6,000	6,444
4.75% 1/15/28	59,000	65,406
Piedmont Operating Partnership LP 2.75% 4/1/32	14,000	13,812
Realty Income Corp.:
2.2% 6/15/28	8,000	8,073
2.85% 12/15/32	9,000	9,388
3.25% 1/15/31	9,000	9,671
3.4% 1/15/28	14,000	15,050
Simon Property Group LP 2.45% 9/13/29	14,000	14,203
Store Capital Corp.:
2.75% 11/18/30	19,000	19,102
4.625% 3/15/29	9,000	10,171
Ventas Realty LP:
3% 1/15/30	59,000	60,996
3.5% 2/1/25	65,000	68,841
4% 3/1/28	11,000	12,141
4.75% 11/15/30	100,000	117,153
Vornado Realty LP 2.15% 6/1/26	17,000	17,066
WP Carey, Inc.:
4% 2/1/25	28,000	29,991
4.6% 4/1/24	50,000	53,364
		1,053,092
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	105,876
3.95% 11/15/27	24,000	25,891
4.1% 10/1/24	6,000	6,389
4.55% 10/1/29	10,000	11,121
CBRE Group, Inc. 2.5% 4/1/31	50,000	50,150
Sun Communities Operating LP:
2.3% 11/1/28	16,000	15,968
2.7% 7/15/31	42,000	42,065
Tanger Properties LP 2.75% 9/1/31	43,000	41,240
		298,700
TOTAL REAL ESTATE		1,351,792
UTILITIES - 1.0%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	229,566
Duke Energy Corp. 2.45% 6/1/30	24,000	23,812
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	13,000	12,802
2.775% 1/7/32 (b)	44,000	43,977
Edison International 5.75% 6/15/27	100,000	113,914
Entergy Corp. 2.8% 6/15/30	25,000	25,566
Exelon Corp. 4.05% 4/15/30	18,000	20,175
FirstEnergy Corp.:
4.75% 3/15/23	45,000	46,261
7.375% 11/15/31	77,000	102,981
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,514
		629,568
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (b)	75,000	78,456
3.95% 7/15/30 (b)	66,000	71,154
		149,610
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	126,000	137,102
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	8,625
NiSource, Inc. 2.95% 9/1/29	65,000	67,359
Puget Energy, Inc. 4.1% 6/15/30	29,000	31,495
		244,581
TOTAL UTILITIES		1,023,759
TOTAL NONCONVERTIBLE BONDS (Cost $21,393,586)		22,847,518

U.S. Government and Government Agency Obligations - 39.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	60,000	76,042

U.S. Treasury Obligations - 39.3%
U.S. Treasury Bonds:
1.75% 8/15/41	607,000	595,903
1.875% 11/15/51	770,000	785,159
2% 8/15/51	4,588,000	4,804,487
2.375% 5/15/51	659,000	747,450
2.875% 5/15/49	894,000	1,105,068
3% 2/15/47	703,000	870,457
U.S. Treasury Notes:
0.125% 1/31/23	2,100,000	2,095,242
0.25% 5/15/24	19,000	18,788
0.25% 7/31/25	1,357,000	1,320,372
0.25% 9/30/25	1,100,000	1,068,246
0.25% 10/31/25	500,000	484,746
0.375% 12/31/25	3,217,000	3,127,150
0.75% 3/31/26	1,585,000	1,561,287
0.75% 4/30/26	3,140,000	3,090,692
0.875% 9/30/26	1,000,000	987,109
1.125% 10/31/26	3,000,000	2,995,781
1.125% 8/31/28	1,710,000	1,684,216
1.125% 2/15/31	655,000	639,418
1.25% 5/31/28	4,452,000	4,430,610
1.25% 9/30/28	370,000	367,283
1.375% 11/15/31	3,637,000	3,614,837
1.75% 12/31/24	880,000	903,925
2.375% 4/30/26	608,000	641,179
2.5% 2/28/26	731,000	773,661
2.75% 2/28/25	582,000	616,488
TOTAL U.S. TREASURY OBLIGATIONS		39,329,554
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,232,638)		39,405,596

U.S. Government Agency - Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
2% 4/1/51 (e)	50,215	50,325
3% 10/1/51 (c)	150,025	158,223
4.5% 1/1/49 (e)	4,279	4,598
TOTAL FANNIE MAE		213,146
Freddie Mac - 0.0%
2% 3/1/51	49,316	49,425

Ginnie Mae - 0.2%
2% 12/1/51 (c)	50,000	50,639
2% 12/1/51 (c)	50,000	50,639
2.5% 12/1/51 (c)	50,000	51,368
3% 1/20/50 (f)	21,548	22,332
TOTAL GINNIE MAE		174,978
Uniform Mortgage Backed Securities - 1.8%
1.5% 12/1/51 (c)	50,000	48,350
1.5% 12/1/51 (c)	50,000	48,350
2% 12/1/51 (c)	50,000	50,045
2% 12/1/51 (c)	50,000	50,045
2% 12/1/51 (c)	50,000	50,045
2% 12/1/51 (c)	50,000	50,045
2% 12/1/51 (c)	50,000	50,045
2% 12/1/51 (c)	50,000	50,045
2% 1/1/52 (c)	50,000	49,948
2% 1/1/52 (c)	50,000	49,948
2.5% 12/1/51 (c)	100,000	102,500
2.5% 12/1/51 (c)	100,000	102,500
2.5% 12/1/51 (c)	50,000	51,250
2.5% 12/1/51 (c)	100,000	102,500
2.5% 12/1/51 (c)	50,000	51,250
2.5% 12/1/51 (c)	75,000	76,875
2.5% 1/1/52 (c)	50,000	51,125
3% 12/1/51 (c)	50,000	51,910
3% 12/1/51 (c)	150,000	155,730
3% 12/1/51 (c)	100,000	103,820
3% 12/1/51 (c)	100,000	103,820
3% 12/1/51 (c)	50,000	51,910
3.5% 12/1/51 (c)	250,000	262,822
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,764,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,202,483)		2,202,427

Asset-Backed Securities - 6.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	22,556	21,421
Series 2021-2A Class A, 2.798% 1/15/47 (b)	250,000	249,576
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (b)(d)(g)	250,000	250,000
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 1.160% 1.2374% 10/15/34 (b)(d)(g)	250,000	249,853
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(d)(g)	250,000	250,081
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (b)(d)(g)	250,000	250,006
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(d)(g)	283,000	283,142
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	244,792	243,043
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(d)(g)	250,000	249,475
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	92,570	92,510
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (b)(d)(g)	250,000	249,852
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (b)(d)(g)	100,000	99,785
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (b)(d)(g)	100,000	100,083
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	48,125	50,190
Dryden Senior Loan Fund Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(c)(d)(g)	250,000	250,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(d)(g)	100,000	100,108
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (b)(d)(g)	250,000	250,078
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (b)(d)(g)	250,000	250,485
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (b)(c)(d)(g)	250,000	249,987
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(d)(g)	250,000	249,859
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (b)(d)(g)	250,000	250,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (b)(d)(g)	250,000	250,231
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	42,783	43,944
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	76,408	76,242
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	80,510	82,500
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	51,090	52,986
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	625	624
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	207,873	203,936
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	46,000	47,452
1.884% 7/15/50 (b)	25,000	25,104
2.328% 7/15/52 (b)	16,000	16,363
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.4123% 4/18/33 (b)(d)(g)	250,000	250,269
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (b)(d)(g)	250,000	249,533
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	215,415	215,025
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	209,139	208,617
TOTAL ASSET-BACKED SECURITIES (Cost $5,960,991)		5,962,360

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	98,475	98,555
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(d)	200,000	201,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $298,475)		300,457

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(d)(g)	100,000	101,321
sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (b)	100,000	102,712
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(d)(g)	34,000	34,041
BX Commercial Mortgage Trust:
floater Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(d)(g)	100,000	99,719
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (b)(d)(g)	100,000	99,758
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(d)(g)	83,504	83,426
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(d)(g)	84,280	84,179
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (b)(d)(g)	9,063	7,714
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(d)(g)	70,000	69,737
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(d)(g)	85,000	84,654
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	97,646	96,031
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(d)(g)	99,275	99,089
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(d)(g)	100,000	99,812
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(d)(g)	100,000	99,624
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(d)(g)	100,000	99,561
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(d)(g)	100,000	99,499
COMM Mortgage Trust Series 2014-CR17 Class XA, 1.1207% 5/10/47 (d)(h)	72,653	1,409
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (b)(d)(g)	100,000	99,750
Series 2018-SITE Class D, 4.9414% 4/15/36 (b)(d)	100,000	98,615
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.34% 12/15/30 (b)(d)(g)	76,000	75,742
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(d)(g)	124,000	123,418
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(d)(g)	99,482	99,423
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(d)(g)	99,482	99,482
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(d)(g)	100,000	100,030
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	20,000	20,852
Class DFX, 5.3503% 7/5/33 (b)	10,000	10,344
Class EFX, 5.5422% 7/5/33 (b)	10,000	10,217
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(d)(g)	200,000	199,594
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (b)(d)(g)	100,000	99,188
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.34% 8/15/33 (b)(d)(g)	22,159	22,114
Class C, 1 month U.S. LIBOR + 1.500% 1.59% 8/15/33 (b)(d)(g)	53,952	53,680
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	65,000	66,799
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	12,546
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	10,000	10,119
Class C, 3.283% 11/10/36 (b)(d)	10,000	9,991
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (b)(d)(g)	21,000	21,000
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (b)(d)(g)	25,141	25,141
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.89% 4/15/36 (b)(d)(g)	100,000	100,026
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(d)(g)	100,000	99,427
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(d)(g)	100,000	99,427
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(d)(g)	100,000	99,427
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(d)(g)	100,000	99,427
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	45,000	44,675
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	10,000	9,980
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(d)(g)	200,000	199,940
Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,370
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.1717% 8/15/47 (d)(h)	723,320	15,785
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,425,599)		3,399,815

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	144,501
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	146,147
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	86,425
TOTAL MUNICIPAL SECURITIES (Cost $321,696)		377,073

Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (i)	34,250	10,583
1% 7/9/29	3,762	1,236
1.125% 7/9/35 (i)	62,749	17,476
Dominican Republic 5.95% 1/25/27 (b)	100,000	110,240
Emirate of Abu Dhabi:
3.125% 4/16/30 (b)	215,000	231,394
3.875% 4/16/50 (b)	15,000	17,363
Indonesian Republic 3.85% 10/15/30	200,000	222,163
State of Qatar:
3.75% 4/16/30 (b)	250,000	278,000
4.4% 4/16/50 (b)	50,000	61,063
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $891,030)		949,518

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,891)	100,000	102,204

Fixed-Income Funds - 23.1%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (j)	240,703	2,147,072
Fidelity Floating Rate Central Fund (j)	50,978	5,115,180
Fidelity International Credit Central Fund (j)	25,000	2,532,750
Fidelity Mortgage Backed Securities Central Fund (j)	67,831	7,413,955
Fidelity Specialized High Income Central Fund (j)	62,491	5,938,521
TOTAL FIXED-INCOME FUNDS (Cost $23,217,884)		23,147,478

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (k) (Cost $3,516,902)	3,516,198	3,516,902

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $100,561,175)	102,211,348
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(2,193,318)
NET ASSETS - 100.0%	100,018,030

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 12/1/51	(50,000)	(50,045)
2% 12/1/51	(50,000)	(50,045)
2% 12/1/51	(50,000)	(50,045)
2% 12/1/51	(50,000)	(50,045)
2.5% 12/1/51	(150,000)	(153,750)
2.5% 12/1/51	(50,000)	(51,250)
2.5% 12/1/51	(50,000)	(51,250)
3% 12/1/51	(150,000)	(155,730)
3% 12/1/51	(100,000)	(103,820)
3% 12/1/51	(50,000)	(51,910)

TOTAL TBA SALE COMMITMENTS (Proceeds $766,701)		(767,890)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Mar 2022	121,398	412	412

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	Mar 2022	656,203	(420)	(420)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Mar 2022	162,125	(2,759)	(2,759)

TOTAL SOLD					(3,179)

TOTAL FUTURES CONTRACTS					(2,767)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	240,000	(879)	(3)	(882)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	14	117	131
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	20,000	14	54	68
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000	7	55	62

TOTAL CREDIT DEFAULT SWAPS						(844)	223	(621)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2023	358,000	(2,865)	0	(2,865)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	26,000	(452)	0	(452)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	10,000	57	0	57
TOTAL INTEREST RATE SWAPS							(3,260)	0	(3,260)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,973,787 or 14.0% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,898.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $16,948.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,527,731	10,797,450	10,808,279	543	-	-	3,516,902	0.0%
Fidelity Emerging Markets Debt Central Fund	2,207,757	22,975	-	22,975	-	(83,660)	2,147,072	0.1%
Fidelity Floating Rate Central Fund	5,070,192	50,247	-	50,247	-	(5,259)	5,115,180	0.2%
Fidelity International Credit Central Fund	-	2,522,500	-	-	-	10,250	2,532,750	0.4%
Fidelity Mortgage Backed Securities Central Fund	7,461,781	73,252	-	73,251	-	(121,078)	7,413,955	0.4%
Fidelity Specialized High Income Central Fund	6,024,646	268,111	-	268,159	-	(354,236)	5,938,521	1.7%
Total	24,292,107	13,734,535	10,808,279	415,175	-	(553,983)	26,664,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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